Restatement of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Accretion of Series A convertible preferred stock to redemption value		$ (1,153,846)		$ (1,153,846)
Net loss attributable to common stockholders	$ (5,246,715)	$ (6,042,586)	$ (16,008,578)	$ (9,974,416)	$ (13,814,399)	$ (20,037,573)
Basic (in dollars per share)	$ (0.53)	$ (2.85)	$ (2.18)	$ (4.73)	$ (6.35)	$ (9.68)
Diluted (in dollars per share)	$ (0.53)	$ (2.85)	$ (2.18)	$ (4.73)	$ (6.35)	$ (9.68)
Supplemental disclosure of cash flows information
Accretion of Series A Convertible Preferred Stock To Redemption Value			$ 9,099,230	$ 1,153,846	$ 4,829,755
As reported
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net loss attributable to common stockholders		$ (4,888,740)		$ (8,820,570)
Basic (in dollars per share)		$ (2.31)		$ (4.18)
Diluted (in dollars per share)		$ (2.31)		$ (4.18)
Supplemental disclosure of cash flows information
Accretion of Series A Convertible Preferred Stock To Redemption Value				$ 1,250,000
Adjustment
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Accretion of Series A convertible preferred stock to redemption value		$ (1,153,846)		(1,153,846)
Net loss attributable to common stockholders		$ (1,153,846)		$ (1,153,846)
Basic (in dollars per share)		$ (0.54)		$ (0.55)
Diluted (in dollars per share)		$ (0.54)		$ (0.55)
Supplemental disclosure of cash flows information
Accretion of Series A Convertible Preferred Stock To Redemption Value				$ (96,154)